Leases - Schedule of Components of Operating Lease Expense (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 368	$ 368	$ 1,103	$ 1,103	$ 1,470	$ 1,609
Variable lease expense	150	136	450	394	530	611
Short-term lease expense					62	38
Total lease expense	$ 518	$ 504	$ 1,553	$ 1,497	$ 2,062	$ 2,258